Operating revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating revenue
(26)	Operating revenue

The Group had no major customers which represented more than 10% of revenues in 2018 and 2017. The Group tracks its segmented gross revenue information by type of service rendered and by region, as follows:

By type of service rendered

	Year ended December 31, 2018	Percentage 2018	Year ended December 31, 2017	Percentage 2017	Year on Year Variation
Domestic
Passenger	2,001,825	41%	$1,900,627	42%	101,198
Cargo and mail	303,343	6%	279,666	6%	23,677

	2,305,168	47%	2,180,293	48%	124,875

International
Passenger	2,072,566	42%	1,649,533	37%	423,033
Cargo and mail	315,433	6%	271,313	6%	44,120

	2,387,999	49%	1,920,846	43%	467,153

Other (1)	197,663	4%	340,545	9%	(142,882)

Total operating revenues	4,890,830	100%	$4,441,684	100%	449,146

	Year ended December 31, 2017	Percentage	Year ended December 31, 2016	Percentage	Year on Year Variation
Domestic
Passenger	$1,900,627	42%	$1,752,001	42%	$148,626
Cargo and mail	279,666	6%	264,432	6%	15,234

	2,180,293	48%	2,016,433	48%	163,860

International
Passenger	1,649,533	37%	1,533,216	37%	116,317
Cargo and mail	271,313	6%	291,442	7%	(20,129)

	1,920,846	43%	1,824,658	44%	96,188

Other (1)	340,545	9%	297,247	8%	43,298

Total operating revenues	$4,441,684	100%	$4,138,338	100%	$303,346

Other operating revenue for the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
Frequent flyer program	$46,376	$178,841	$154,245
Ground operations (a)	23,592	20,172	21,053
Leases	22,610	22,232	28,295
Maintenance	58,032	11,639	7,696
Interline	2,025	1,900	3,859
Other (b)	45,028	105,769	82,099

	$197,663	$340,553	$297,247

(a)	Group provides services to other airlines at main hub airports.

(b)	Corresponds mainly to income from penalties, access to VIP rooms and additional services.

Contract Balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

	Notes	December 31, 2018	December 31, 2017
Net account receivable trade	8	$245,756	$177,321
Prepaid compensations clients	11	37,130	29,754
Air traffic liability	21	(424,579)	(454,018)
Frequent flyer deferred revenue	21	(420,638)	(189,993)